Business combination - Net assets acquired and purchase consideration - BER Technology (Details) - CNY (¥)		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Recognized amounts of identifiable assets acquired and liabilities assumed:
Payroll and welfare payables		¥ (515,067,000)		¥ (625,330,000)
Outflow of cash to acquire subsidiary, net of cash acquired
Net cash outflow for acquisition of subsidiary:		¥ 11,060,000	¥ 270,791,000
BER Technology
Disclosure of detailed information about business combination
Total purchase consideration (Note)	¥ 94,562,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment	7,560,000
Intangible assets	51,778,000
Deferred tax assets	4,625,000
Prepayments and other receivables	4,561,000
Trade receivables	9,724,000
Contract assets	40,488,000
Cash and cash equivalents	1,993,000
Trade and other payables	(18,287,000)
Short-term borrowings	(9,850,000)
Payroll and welfare payables	(4,178,000)
Deferred tax liability	(7,442,000)
Total identifiable net assets	80,972,000
Non-controlling interest	(16,194,000)
Goodwill	29,784,000
Net assets acquired	94,562,000
Total consideration:
Cash paid	58,728,000
Ordinary shares issued	37,272,000
Contingent returnable consideration (ii)	(1,438,000)			¥ (676,000)
Total purchase consideration	94,562,000
Outflow of cash to acquire subsidiary, net of cash acquired
Cash consideration	58,728,000
Less: Cash and cash equivalent acquired	(1,993,000)
Net cash outflow for acquisition of subsidiary:	¥ 56,735,000